Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Schedule of disaggregated revenue

	Year Ended December 31, 2024
	Oncology/	Other
	Immunology	Ventures	Total

	(in US$’000)
Invoiced Goods—Marketed Products	128,008	—	128,008
—Distribution	—	266,836	266,836
Services—Commercialization of Marketed Products	52,485	—	52,485
—Research and development	471	—	471
License & Collaborations—Services	57,968	—	57,968
—Royalties	71,041	—	71,041
—Licensing	43,000	—	43,000
—Manufacturing supply	10,392	—	10,392
	363,365	266,836	630,201

Third parties	362,894	262,982	625,876
Related parties (Note 23(i))	471	3,854	4,325
	363,365	266,836	630,201

	Year Ended December 31, 2023
	Oncology/	Other
	Immunology	Ventures	Total

	(in US$’000)
Invoiced Goods—Marketed Products	83,087	—	83,087
—Distribution	—	309,383	309,383
Services—Commercialization of Marketed Products	48,608	—	48,608
—Research and development	481	—	481
License & Collaborations—Services	80,397	—	80,397
—Royalties	32,470	—	32,470
—Licensing	278,855	—	278,855
—Manufacturing supply	4,718	—	4,718
	528,616	309,383	837,999

Third parties	528,135	301,119	829,254
Related parties (Note 23(i))	481	8,264	8,745
	528,616	309,383	837,999

	Year Ended December 31, 2022
	Oncology/	Other
	Immunology	Ventures	Total

	(in US$’000)
Invoiced Goods—Marketed Products	57,057	—	57,057
—Distribution	—	262,565	262,565
Services—Commercialization of Marketed Products	41,275	—	41,275
—Research and development	507	—	507
License & Collaborations—Services	23,741	—	23,741
—Royalties	26,310	—	26,310
—Licensing	14,954	—	14,954
	163,844	262,565	426,409

Third parties	163,337	257,272	420,609
Related parties (Note 23(i))	507	5,293	5,800
	163,844	262,565	426,409

Schedule of liability balances from contracts with customers

	December 31,
	2024	2023

	(in US$’000)
Deferred revenue
Current—Oncology/Immunology segment (note (a))	50,007	57,566
Current—Other Ventures segment (note (b))	64	73
	50,071	57,639
Non-current—Oncology/Immunology segment (note (a))	48,432	69,480
Total deferred revenue (note (c) and (d))	98,503	127,119

Notes:

(a)	Oncology/Immunology segment deferred revenue relates to unamortized upfront and milestone payments, invoiced amounts for royalties where the customer has not yet completed the in-market sale and advance consideration received for cost reimbursements which are attributed to research and development services that have not yet been rendered as at the reporting date.
(b)	Other Ventures segment deferred revenue relates to payments in advance from customers for goods that have not been transferred and services that have not been rendered to the customer as at the reporting date.
(c)	Estimated deferred revenue to be recognized over time as from the date indicated is as follows:

	December 31,
	2024	2023

	(in US$’000)
Not later than 1 year	50,071	57,639
Between 1 to 2 years	39,288	32,797
Between 2 to 3 years	4,084	30,918
Between 3 to 4 years	1,095	844
Later than 4 years	3,965	4,921
	98,503	127,119

(d)	As at January 1, 2024, deferred revenue was US$127.1 million, of which US$42.1 million was recognized during the year ended December 31, 2024.

License and collaboration agreement with Takeda Pharmaceutical
Schedule of summarized upfront and cumulative milestone payments

Upfront and cumulative milestone payments according to the Takeda Agreement achieved up to December 31, 2024 are summarized as follows:

(in US$’000)
Upfront payment	400,000
Regulatory approval milestone payments achieved	50,000
Commercial sales milestone payment achieved	20,000

Note: As of December 31, 2024, US$310.9 million of the upfront payment, US$49.2 million of the regulatory approval milestone payments and US$20.0 million of the commercial sales milestone payment were recognized as revenue, including US$30.9 million, US$17.2 million and US$20.0 million respectively during the year ended December 31, 2024.

Schedule of group recognized revenue under the agreement

Revenue recognized under the Takeda Agreement is as follows:

	Year Ended December 31,
	2024	2023

	(in US$’000)
Manufacturing supply—Invoiced Marketed Products sales	51,378	5,053
—Allocated from upfront payment	10,392	4,718
Services —Research and development	18,949	33,892
—Allocated from upfront and milestone payments	25,384	28,494
Royalties—Marketed Products	39,386	2,092
Licensing—Allocated from upfront and milestone payments	32,300	278,855
	177,789	353,104

License and collaboration agreement with Eli Lilly
Schedule of summarized upfront and cumulative milestone payments

Upfront and cumulative milestone payments according to the Lilly Agreement achieved up to December 31, 2024 are summarized as follows:

(in US$’000)
Upfront payment	6,500
Development milestone payments achieved	40,000

Schedule of group recognized revenue under the agreement

	Year Ended December 31,
	2024	2023	2022

	(in US$’000)
Goods—Invoiced Marketed Products sales	15,826	16,966	14,407
Services—Commercialization of Marketed Products	52,485	48,608	41,275
—Research and development	230	2,828	8,031
—Allocated from upfront and milestone payments	—	12	23
Royalties—Marketed Products	18,022	16,560	13,954
	86,563	84,974	77,690

License and collaboration agreement with AstraZeneca
Schedule of summarized upfront and cumulative milestone payments

Upfront and cumulative milestone payments according to the AZ Agreement achieved up to December 31, 2024 are summarized as follows:

(in US$’000)
Upfront payment	20,000
Development milestone payments achieved (note)	46,000
First-sale milestone payment achieved	25,000

Note: In December 2024, a new drug application for savolitinib in combination with osimertinib for the treatment of NSCLC was accepted by the China National Medical Products Administration, which triggered a development milestone payment of US$6 million.

Schedule of group recognized revenue under the agreement

	Year Ended December 31,
	2024	2023	2022

	(in US$’000)
Goods—Invoiced Marketed Products sales	10,874	15,013	9,904
Services—Research and development	13,072	14,993	14,106
—Allocated from upfront and milestone payments	333	77	361
Royalties—Marketed Products	13,633	13,818	12,356
Licensing—Allocated from upfront and milestone payments	5,700	—	14,954
	43,612	43,901	51,681